Property, Plant and Equipment, Net - Schedule of Relevant Information Related to Computation of Capitalized Borrowing Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ 2,875,034	$ 2,861,307	$ 3,524,841
Capitalization rate	4.30%	4.20%
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount invested in the acquisition of qualifying assets	$ 49,642,370	$ 52,974,400	52,922,105
Capitalized interest	$ 2,875,034	$ 2,861,307	$ 3,524,841
Capitalization rate	5.80%	5.40%	6.70%